NOTES PAYABLE (Details 2) - MG Cleaners Llc [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 29, 2013
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 275,446
Long-term Debt, Maturities, Repayments of Principal in Year Two		53,637
Long-term Debt, Maturities, Repayments of Principal in Year Three		44,260
Long-term Debt, Maturities, Repayments of Principal in Year Four		46,987
Long-term Debt, Maturities, Repayments of Principal in Year Five		89,305
Notes Payable	$ 361,646	$ 509,635	$ 545,897	$ 533,940	$ 467,714	$ 4,494